COMMITMENTS	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS [Text Block]

10. COMMITMENTS

The Company has a consulting agreement with the President of the Company for corporate administration and consulting services for $3,500 per month plus goods and services tax ("GST") on a continuing basis. The President voluntarily suspended and terminated accrual of these consulting fees commencing on December 1, 2019 and continuing until such time as the Company's financial condition permits a resumption of such cost.

9. COMMITMENTS

The Company has a consulting agreement with the President of the Company for corporate administration and consulting services for $3,500 per month plus goods and services tax ("GST") on a continuing basis. The President voluntarily suspended and terminated accrual of these consulting fees commencing on December 1, 2019 and continuing until such time as the Company's financial condition permits a resumption of such cost.